CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Adoption of new accounting standards CNY (¥)	Additional paid-in capital CNY (¥)	Treasury Shares CNY (¥) shares	Retained Earnings CNY (¥)	Retained Earnings Adoption of new accounting standards CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] Adoption of new accounting standards CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2018	¥ 17,210,793			¥ 9,385,216		¥ 7,907,396		¥ (30,883)	¥ 17,261,815		¥ (51,022)		¥ 75	¥ 11
Balance (in shares) at Dec. 31, 2018 | shares													116,395,883	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	3,986,433					4,016,832			4,016,832		(30,399)
Issuance of ordinary shares upon exercises of share options	¥ 297			297					297
Issuance of ordinary shares upon exercises of share options (in shares) | shares	85,706	85,706										85,706	85,706
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,102,773	1,102,773
Share-based compensation expense	¥ 682,357			682,357					682,357
Acquisition of additional equity interests in subsidiaries	(26,897)			(10,497)					(10,497)		(16,400)
Dilution on non-controlling interests due to Company's contribution to its subsidiary				(97,875)					(97,875)		97,875
Capital contribution from non-controlling interests shareholders	107,950										107,950
Non-controlling interests arising from acquisitions (Note 3)	314,537										314,537
Foreign currency translation	(25,773)							(25,773)	(25,773)
Balance at Dec. 31, 2019	22,249,697		¥ (90,770)	9,959,497		11,924,228	¥ (90,770)	(56,656)	21,827,156	¥ (90,770)	422,541		¥ 76	¥ 11
Balance (in shares) at Dec. 31, 2019 | shares													117,584,362	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	5,919,356					5,906,957			5,906,957		12,399
Issuance of ordinary shares upon exercises of share options	¥ 895			895					895
Issuance of ordinary shares upon exercises of share options (in shares) | shares	157,429	157,429										157,429	157,429
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,481,693	1,481,693
Share-based compensation expense	¥ 835,529			835,529					835,529
Acquisition of additional equity interests in subsidiaries	(41,167)			(21,314)					(21,314)		(19,853)
Dilution on non-controlling interests due to Company's contribution to its subsidiary				703					703		(703)
Capital contribution from non-controlling interests shareholders	185,131			43,148					43,148		141,983
Disposal of a subsidiary	(2,463)										(2,463)
Non-controlling interests arising from acquisitions (Note 3)	346,647										346,647
Dividend distribution to non-controlling interest shareholders	(12,496)										(12,496)
Others	(2,272)			(2,272)					(2,272)
Foreign currency translation	(2,298)							(2,298)	(2,298)
Balance at Dec. 31, 2020	29,385,789			10,816,185	¥ 0	17,740,415		(58,954)	28,497,734		888,055		¥ 77	¥ 11
Balance (in shares) at Dec. 31, 2020 | shares					0								119,223,484	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income	4,692,874	$ 736,414			¥ 0	4,681,073			4,681,073		11,801
Conversion of ordinary shares (Note 17) (in shares) | shares													950,000	(950,000)
Issuance of ordinary shares upon exercises of share options	¥ 419,814			419,812					419,814				¥ 2
Issuance of ordinary shares upon exercises of share options (in shares) | shares	1,646,137	1,646,137										1,646,137	1,646,137
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,156,264	1,156,264
Share-based compensation expense	¥ 859,220			859,220					859,220
Acquisition of additional equity interests in subsidiaries	(15,082)			(18,050)					(18,050)		2,968
Capital contribution from non-controlling interests shareholders	461,148			150,471					150,471		310,677
Repurchase of ordinary shares(Note 17) (in shares) | shares					2,742,990								(2,742,990)
Repurchase of ordinary shares (Note 17).	(1,927,719)				¥ (1,927,719)				(1,927,719)
Dividend distribution to non-controlling interest shareholders	(18,083)										(18,083)
Foreign currency translation	(29,645)	$ (4,652)						(29,645)	(29,645)
Balance at Dec. 31, 2021	¥ 33,828,316	$ 5,308,400		¥ 12,227,637	¥ (1,927,719)	¥ 22,421,488		¥ (88,599)	¥ 32,632,898		¥ 1,195,418		¥ 80	¥ 11
Balance (in shares) at Dec. 31, 2021 | shares					2,742,990								120,232,895	15,560,358